Income Taxes (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Net loss carryforwards	$ 50,933,000	$ 72,208,000
Accruals and reserves	281,000	1,562,000
Contributions	8,000	8,000
Depreciation	79,000	42,000
Stock-based compensation	5,980,000	5,880,000
Valuation allowance	(57,282,000)	(79,700,000)
Customer advances	1,000
Total